TAXATION	6 Months Ended
Dec. 31, 2018
TAXATION
TAXATION

7.    TAXATION

Tax reform in Argentina

On December 29, 2017, the Government promulgated Law 27,430 - Income Tax. This law changed the tax rates for Argentine companies and gradually reduced them from 35% to 30% for fiscal periods beginning from January 1, 2018 until December 31, 2019, and 25% for fiscal periods beginning on or after January 1, 2020 (inclusive).

Additionally, Law No. 27,430, as amended by Law No. 27,468, provided that, for fiscal years beginning on or after January 1, 2018, an inflation adjustment shall be applied in any fiscal year in which the rate of inflation, accumulated in the thirty-six months prior to the end of the fiscal year being settled, exceeds 100%. With respect to the first, second and third fiscal years from its effective date, this procedure shall be applicable in the event that the accumulated variation of inflation, calculated from the beginning of the first fiscal year until the closing of each fiscal year, exceeds 55%,  30% and 15%, respectively. The positive or negative inflation adjustment, corresponding to the first, second and third fiscal year, should be imputed one-third in the fiscal period for which the adjustment is calculated and the remaining two-thirds, in equal parts, in the next two fiscal periods.

In December 2019, the Government promulgated Law 27,541. It provided that the tax rate reduction established by Law 27,430 was suspended until the fiscal years beginning on or after January 1, 2021. Thus, the tax rate of 30% was maintained. Law 27,541 also provided that, for the first and second financial years starting on or after 1 January 2019, one-sixth of the inflation adjustment will be computed in the fiscal year of the adjustment calculation and the remaining five-sixths in equal parts in the five immediately following tax periods.

Given that the inflation is expected to exceed 30% in 2020, the Group has determined the income tax considering the application of the inflation adjustment.

Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings.

	12/31/2019	12/31/2018
Current tax expense	(3,131,407)	(2,586,902)
Deferred tax	1,926,752	(2,463,847)
Total	(1,204,655)	(5,050,749)

The gross movement on the deferred income tax account is as follows:

	12/31/2019	12/31/2018
Beginning of the period deferred tax	(17,358,162)	(7,990,121)
Income tax provision	1,926,752	(2,892,309)
Charge to OCI	(795,619)	(71,762)
Conversion difference	1,886,127	(3,778,326)
Rate change	—	382,761
Total net deferred tax	(14,340,902)	(14,349,757)

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	12/31/2019	12/31/2018
Earning/(Loss) before income tax-rate 0%	3,265,949	(1,226,319)
Loss/(Earnings) before income tax-rate 21%	(318,391)	—
Earnings before income tax-rate 30%	2,929,178	13,843,621
Income tax charge by applying tax rate to loss before tax:	(811,891)	(4,153,086)
Share of profit or loss of subsidies, joint ventures and associates	719,033	(287,223)
Stock options charge	(239,312)	(2,498)
Rate change adjustment	(77,592)	370,802
Non-deductible expenses and untaxed gains	(33,642)	(373,736)
Representation expenses	(56,841)	(55,178)
Foreign investment coverage	381,154	80,637
Result for inflation effect on monetary items and other finance results	(1,085,564)	(630,467)
Income tax	(1,204,655)	(5,050,749)